Share capital and share premium account	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital and share premium account

36. Share capital and share premium account

	Ordinary shares of 31¼p each		Share premium
	Number	£m	£m
Share capital issued and fully paid:
At 1 January 2023	4,311,343,341	1,347	3,440
Issued under employee share schemes	802,642	1	9
Ordinary shares acquired by ESOP Trusts	–	–	2
At 31 December 2023	4,312,145,983	1,348	3,451
Issued under employee share schemes	2,157,751	–	20
Ordinary shares acquired by ESOP Trusts	–	–	2
At 31 December 2024	4,314,303,734	1,348	3,473
Issued under employee share schemes	1,141,292	1	14
Ordinary shares acquired by ESOP Trusts	–	–	11
At 31 December 2025	4,315,445,026	1,349	3,498
At 31 December 2025, of the issued share capital, 62,875,215 shares were held in the ESOP Trusts, out of which 62,227,857 shares were held for the future exercise of share awards and 647,358 shares were held for the Executive Supplemental Savings plan. 240,019,489 shares were held as Treasury shares and 4,012,550,322 shares were in free issue. All issued shares are fully paid and there are no shares authorised but not in issue. The nominal, carrying and market values of the shares held in the ESOP
Trusts are disclosed in Note 44, ‘Employee share schemes’.
During the year ended 31 December 2025, the Group purchased 93 million ordinary shares, representing approximately —% of the issued ordinary share capital at 31 December 2025, at an average price of £14.73 pence per share, and an aggregate cost of
£1.4 billion including directly attributable transaction costs of £8 million under the 2025 share buyback programme.
The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) in relation to
Tranche 1 of the 2025 share buyback programme of up to £700 million, which began in February 2025 and was completed in
June 2025, were as follows:

	Number of shares purchased under share buyback programme	Average price paid	Total cost	Authorised purchases unutilised at month end
Period	Number	£ per share	£m	£m
February 25	3,953,602	14.65	58	642
March 25	14,283,285	15.00	214	428
April 25	17,492,918	13.63	238	189
May 25	12,351,970	14.13	175	15
June 25	982,305	15.08	15	–
Total	49,064,080	14.27	700	–
The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) in relation to
Tranche 2 of the 2025 share buyback programme of up to £450 million, which began in June 2025 and was completed in
September 2025, were as follows:

	Number of shares purchased under share buyback programme	Average price paid	Total cost	Authorised purchases unutilised at month end
Period	Number	£ per share	£m	£m
June 25	8,038,188	14.57	117	333
July 25	10,871,850	13.99	152	181
August 25	7,364,050	14.19	105	76
September 25	3,056,373	14.73	45	–
Total	29,330,461	14.28	419	–
The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) in relation to
Tranche 3 of the 2025 share buyback programme of up to £300 million, which began in September 2025 and was completed in
December 2025, were as follows:

	Number of shares purchased under share buyback programme	Average price paid	Total cost	Authorised purchases unutilised at month end
Period	Number	£ per share	£m	£m
September 25	305,000	15.49	5	295
October 25	6,998,500	16.39	115	181
November 25	3,840,233	17.86	68	112
December 25	3,410,912	18.18	62	–
Total	14,554,645	17.18	250	–